February 27, 2009

VIA Edgar

Securities and Exchange Commission
Public Reference Room
100 F Street, NE
Washington, DC 20549

Re:	Lincoln National Corporation (“LNC”) Form 10-K for the Year-Ended December 31, 2008 (File No. 1-6028)

Dear Sir or Madam:

On behalf of LNC, we attached for filing LNC’s Form 10-K for the year-ended December 31, 2008. As explained in Note 2 to the Consolidated Financial Statements in Part II, Item 8, the financial statements in this report reflect changes in accounting methods from the preceding year, as follows:

1.	Statement of Financial Accounting Standards No. 157, “Fair Value Measurements.”

2.	Emerging Issues Task Force Issue No. 06-10, “Accounting for Collateral Assignment Split-Dollar Life Insurance Arrangements.”

3.	Derivative Implementation Group Statement 133 Implementation Issue No. E23, “Issues Involving the Application of the Shortcut Method under Paragraph 68.”

4.	Financial Accounting Standards Staff Position Emerging Issues Task Force Issue 99-20-1, “Amendments to the Impairment Guidance in EITF Issue No. 99-20.”

If you have any questions regarding the Form 10-K, please feel free to give me a call at 484-583-1430.

Very truly yours,

Douglas N. Miller
Vice President and Chief Accounting Officer